VIA EDGAR
August 19, 2005
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	The Gabelli Equity Trust Inc. Investment Company Act File No. 811-4700
Ladies and Gentlemen:
On behalf of The Gabelli Equity Trust Inc. (the “Fund”), please find attached for filing with the Securities and Exchange Commission (the “Commission”) a copy of the Fund’s Registration Statement on Form N-2, consisting of Amendment No. 35 to the Registration Statement under the Investment Company Act of 1940, as amended, and a new Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”) (the “Registration Statement”).
The Fund has been engaged in business as a non-diversified, closed-end management investment company since the commencement of its operations on August 21, 1986. The Registration Statement will register shares of the Fund’s common stock to be issued in connection with a rights offering to the Fund’s shareholders.
The description of the mechanics of the rights offering in the Fund’s Prospectus is virtually identical to that of The Gabelli Utility Trust (Securities Act No. 333-118701; Investment Company Act No. 811-09243), the registration statement of which was declared effective on October 26, 2004 after full review by the Commission, and the description of the Fund is based upon the Fund’s Form N-14 (requesting shareholder approval of an Agreement and Plan of Reorganization in which the Fund will acquire substantially all of the assets and assume all of the stated liabilities of the Sterling Capital Corporation), the registration statement of which was declared effective on August 18, 2005 after a full review by the Commission (Securities Act No. 333-126111) and a previous offering of preferred stock of the Fund, the registration statement of which was declared effective on October 3, 2003 after full review by the Commission (Securities Act No. 333-106081; Investment Company Act No. 811-4700).

August 19, 2005

The Fund has wired a filing fee of $117.70 to the Commission’s account at Mellon Bank (Fed Reference # is 00000172).
* * * * *
The investment objective, policies and operations of the Fund and the mechanics of the rights offering do not appear to raise novel issues or problem areas that warrant particular attention of the Commission in reviewing the Registration Statement. Consequently, on behalf of the Fund, we request that the Registration Statement be given either no review or selective review by the Commission and that we receive any comments no later than Tuesday, September 6, 2005.
Should members of the Commission’s staff have any questions or comments concerning the attached, they should call the undersigned or Daniel Schloendorn at (212) 728-8000.
Sincerely,
/s/ Aaron D. Wasserman
Aaron D. Wasserman
Attachments

cc:	Securities and Exchange Commission,
           Division of Investment Management, Branch Chief
           The New York Stock Exchange, Inc.